SEGMENT REPORTING (Details 1) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Revenue, Major Customer [Line Items]
Total revenues		$ 715,886	$ 581,264
Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues		715,886	581,264
United States | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues		356,872	293,324
EMEA | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues	[1]	152,620	124,902
United Kingdom | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues		82,053	62,300
Rest of the world | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Total revenues		$ 124,341	$ 100,738

[1]	excluding the United Kingdom.